Prior Period Adjustment	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment
Prior Period Adjustment

NOTE 16 – Prior Period Adjustment

The accompanying consolidated financial statements of the Company have been restated to correct an error made in the prior year. The error relates to an understatement of intangible assets by $283,345 and an understatement of stock- based compensation of $1,308,290. Retained earnings as of December 31, 2020 has been adjusted for the effect of the restatement on the prior year.